Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Global Gold Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.4%
Catalyst Metals Ltd.(a)(b)	1,728,060	$7,667,674
Emerald Resources NL(a)	4,530,460	15,954,912
Genesis Minerals Ltd.(a)(b)	7,979,736	34,839,801
Ora Banda Mining Ltd.(a)	9,520,662	8,315,060
Regis Resources Ltd.	4,022,714	19,441,369
Resolute Mining Ltd.(a)	14,388,298	10,665,681
West African Resources Ltd.(a)	1,130,152	2,081,976
Westgold Resources Ltd.	5,246,771	20,977,415
		119,943,888
Canada — 57.6%
Agnico Eagle Mines Ltd.	2,036,302	355,021,374
Alamos Gold Inc., Class A	2,226,843	83,531,511
Aris Mining Corp.(a)	1,080,636	15,187,442
B2Gold Corp.	7,913,874	36,696,772
Barrick Mining Corp.	6,321,371	261,956,130
Centerra Gold Inc.	1,811,957	24,078,172
Eldorado Gold Corp.(a)	1,269,520	39,781,231
Equinox Gold Corp.(a)(b)	4,638,060	64,420,727
G Mining Ventures Corp.(a)(b)	845,961	19,886,092
IAMGOLD Corp.(a)	3,625,895	56,381,766
Kinross Gold Corp.	4,527,869	127,465,288
Lundin Gold Inc.(b)	698,877	58,852,800
New Gold Inc.(a)	5,630,603	47,040,889
OceanaGold Corp.	1,224,456	31,674,897
Pan American Silver Corp.	1,925,158	87,919,842
SSR Mining Inc.(a)	1,674,939	38,989,420
Torex Gold Resources Inc.	715,595	33,714,820
Wesdome Gold Mines Ltd.(a)	1,305,221	20,594,742
Wheaton Precious Metals Corp.	1,598,047	175,900,096
		1,579,094,011
China — 5.0%
China Gold International Resources Corp. Ltd.(b)	1,354,600	25,955,600
Zijin Gold International Co. Ltd.(a)	173,300	3,098,439
Zijin Mining Group Co. Ltd., Class A	3,332,135	13,537,977
Zijin Mining Group Co. Ltd., Class H	24,098,000	95,827,479
		138,419,495
Indonesia — 0.6%
Aneka Tambang Tbk	90,441,900	15,806,089
Russia — 0.0%
Polyus PJSC(a)(c)	625,470	8
South Africa — 11.9%
Anglogold Ashanti PLC	1,443,857	123,107,338
Security	Shares	Value
South Africa (continued)
DRDGOLD Ltd.	7,010,080	$20,825,575
Gold Fields Ltd.	2,813,939	118,977,467
Harmony Gold Mining Co. Ltd.	3,179,177	62,142,754
		325,053,134
Turkey — 0.4%
Turk Altin Isletmeleri AS(a)	12,172,600	10,014,470
United Kingdom — 2.3%
Endeavour Mining PLC(b)	956,475	44,260,687
Hochschild Mining PLC	3,340,916	17,821,729
		62,082,416
United States — 17.6%
Coeur Mining Inc.(a)(b)	3,928,028	67,837,044
McEwen Inc., NVS(a)	386,628	7,195,147
Newmont Corp.	4,505,455	408,779,932
		483,812,123
Total Long-Term Investments — 99.8% (Cost: $1,476,675,727)		2,734,225,634
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	105,290,957	105,343,602
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	160,000	160,000
Total Short-Term Securities — 3.9% (Cost: $105,502,193)		105,503,602
Total Investments — 103.7% (Cost: $1,582,177,920)		2,839,729,236
Liabilities in Excess of Other Assets — (3.7)%		(100,815,038)
Net Assets — 100.0%		$2,738,914,198

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Gold Miners ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,166,918	$89,177,310 (a)	$—	$(626)	$—	$105,343,602	105,290,957	$86,434 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—	(360,000)(a)	—	—	160,000	160,000	11,322	—
				$(626)	$—	$105,503,602		$97,756	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	24	12/18/25	$6,326	$23,866
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,066,004,573	$668,221,053	$8	$2,734,225,634
Short-Term Securities
Money Market Funds	105,503,602	—	—	105,503,602
	$2,171,508,175	$668,221,053	$8	$2,839,729,236

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$23,866	$—	$—	$23,866

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company